INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Long-Lived Assets by Geographical Area

The following table sets forth long-lived assets by geographical region within our single reporting segment:

December 31,	2025	2024
United States	$1,265,717	$1,222,171
Canada	176,621	155,897
Latin America and the Caribbean	17,961	21,474
Total long-lived assets	$1,460,299	$1,399,542